Tax expense/(benefit) - Summary of tax expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current tax expense	€ 1,070	€ 3,405	€ 3,565
Deferred tax expense/(benefit)	(2,503)	559	(840)
Tax (benefit)/expense relating to prior period	(55)	(171)	4
Total Tax expense/(benefit)	(1,488)	3,793	2,729
U.S.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Adjustments for deferred tax of prior periods	€ 372	€ 173	€ 161